Average Annual Total Returns - Class A Class C and Institutional Class - High Yield Strategy Fund	Aug. 01, 2021
Class A
Average Annual Return:
1 Year	(4.96%)
5 Years	4.67%
10 Years	5.33%
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(4.96%)
5 Years	3.11%
10 Years	3.49%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(2.94%)
5 Years	2.88%
10 Years	3.30%
Class A | Bloomberg Barclays U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.11%
5 Years	8.59%
10 Years	6.80%
Class C
Average Annual Return:
1 Year	(1.96%)
5 Years	4.92%
10 Years	5.04%
Class C | Return After Taxes on Distributions
Average Annual Return:
1 Year	(1.96%)
5 Years	3.17%
10 Years	3.04%
Class C | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(1.16%)
5 Years	3.00%
10 Years	3.01%
Class C | Bloomberg Barclays U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.11%
5 Years	8.59%
10 Years	6.80%